Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt assumed by SunCoke Energy Partners, L.P.	$ 259.9	$ 225.0
Accounts receivable	0	39.6
Deferred taxes	0	18.3
Cash interest payments	15.7	6.0
Predecessor
Debt assumed by SunCoke Energy Partners, L.P.			0
Accounts receivable			0
Deferred taxes			$ 0